Eaton Vance
Tax-Managed Multi-Cap Growth Fund
July 31, 2023 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests its assets in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2023, the value of the Fund’s investment in the Portfolio was $125,377,189 and the Fund owned 55.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Multi-Cap Growth Portfolio
July 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 98.8%
Security	Shares	Value
Biotechnology — 2.4%
Vertex Pharmaceuticals, Inc.(1)	15,175	$ 5,346,760
		$ 5,346,760
Broadline Retail — 7.3%
Amazon.com, Inc.(1)	122,446	$ 16,368,581
		$ 16,368,581
Building Products — 0.5%
Trex Co., Inc.(1)	15,892	$ 1,098,773
		$ 1,098,773
Capital Markets — 1.0%
S&P Global, Inc.	5,966	$ 2,353,647
		$ 2,353,647
Chemicals — 1.8%
Celanese Corp.	6,569	$ 823,687
Ecolab, Inc.	7,531	1,379,227
Sherwin-Williams Co. (The)	6,570	1,816,605
		$ 4,019,519
Commercial Services & Supplies — 2.0%
Copart, Inc.(1)	24,710	$ 2,184,117
Waste Connections, Inc.	16,156	2,280,742
		$ 4,464,859
Consumer Staples Distribution & Retail — 1.6%
Performance Food Group Co.(1)	58,516	$ 3,496,916
		$ 3,496,916
Electrical Equipment — 2.4%
AMETEK, Inc.	34,300	$ 5,439,980
		$ 5,439,980
Entertainment — 1.0%
Electronic Arts, Inc.	7,649	$ 1,042,941
Walt Disney Co. (The)(1)	12,454	1,107,036
		$ 2,149,977
Financial Services — 5.3%
Fiserv, Inc.(1)	13,974	$ 1,763,658
Security	Shares	Value
Financial Services (continued)
Shift4 Payments, Inc., Class A(1)(2)	13,838	$ 954,684
Visa, Inc., Class A	38,845	9,234,622
		$ 11,952,964
Food Products — 1.2%
Mondelez International, Inc., Class A	35,144	$ 2,605,225
		$ 2,605,225
Ground Transportation — 3.2%
J.B. Hunt Transport Services, Inc.	14,100	$ 2,875,554
Norfolk Southern Corp.	8,734	2,040,175
Uber Technologies, Inc.(1)	47,387	2,343,761
		$ 7,259,490
Health Care Equipment & Supplies — 3.1%
Inspire Medical Systems, Inc.(1)	2,045	$ 588,571
Intuitive Surgical, Inc.(1)	8,574	2,781,406
Stryker Corp.	12,668	3,590,238
		$ 6,960,215
Health Care Providers & Services — 3.7%
R1 RCM, Inc.(1)	36,738	$ 634,833
UnitedHealth Group, Inc.	15,062	7,626,945
		$ 8,261,778
Hotels, Restaurants & Leisure — 1.5%
Booking Holdings, Inc.(1)	735	$ 2,183,538
Starbucks Corp.	12,443	1,263,836
		$ 3,447,374
Interactive Media & Services — 11.6%
Alphabet, Inc., Class A(1)	71,981	$ 9,553,318
Alphabet, Inc., Class C(1)	74,560	9,924,682
Meta Platforms, Inc., Class A(1)	20,515	6,536,079
		$ 26,014,079
IT Services — 4.6%
Accenture PLC, Class A	18,307	$ 5,791,420
GoDaddy, Inc., Class A(1)	44,180	3,405,836
Okta, Inc.(1)	15,035	1,155,590
		$ 10,352,846
Life Sciences Tools & Services — 1.3%
Danaher Corp.	11,868	$ 3,027,052
		$ 3,027,052

Tax-Managed Multi-Cap Growth Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Personal Care Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	10,679	$ 1,922,220
		$ 1,922,220
Pharmaceuticals — 2.2%
Zoetis, Inc.	26,003	$ 4,890,904
		$ 4,890,904
Semiconductors & Semiconductor Equipment — 2.2%
Monolithic Power Systems, Inc.	8,854	$ 4,953,724
		$ 4,953,724
Software — 19.2%
Adobe, Inc.(1)	14,102	$ 7,702,089
Altair Engineering, Inc., Class A(1)	7,902	592,176
Intuit, Inc.	6,414	3,282,044
Microsoft Corp.	74,352	24,976,324
NICE, Ltd. ADR(1)(2)	2,287	498,223
Salesforce, Inc.(1)	27,530	6,194,525
		$ 43,245,381
Specialty Retail — 1.7%
TJX Cos., Inc. (The)	44,664	$ 3,864,776
		$ 3,864,776
Technology Hardware, Storage & Peripherals — 11.8%
Apple, Inc.	134,541	$ 26,430,579
		$ 26,430,579
Textiles, Apparel & Luxury Goods — 3.1%
Lululemon Athletica, Inc.(1)	13,063	$ 4,944,738
NIKE, Inc., Class B	19,321	2,132,845
		$ 7,077,583
Trading Companies & Distributors — 2.2%
United Rentals, Inc.	10,718	$ 4,980,440
		$ 4,980,440
Total Common Stocks (identified cost $66,960,096)		$221,985,642

Short-Term Investments — 1.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(3)	2,962,983	$ 2,962,983
Total Short-Term Investments (identified cost $2,962,983)		$ 2,962,983
Total Investments — 100.1% (identified cost $69,923,079)		$224,948,625
Other Assets, Less Liabilities — (0.1)%		$ (162,397)
Net Assets — 100.0%		$224,786,228
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at July 31, 2023. The aggregate market value of securities on loan at July 31, 2023 was $1,438,306 and the total market value of the collateral received by the Fund was $1,432,458, comprised of U.S. government and/or agencies securities.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.
Abbreviations:
ADR	– American Depositary Receipt

Tax-Managed Multi-Cap Growth Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

The Portfolio did not have any open derivative instruments at July 31, 2023.
Affiliated Investments
At July 31, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $2,962,983, which represents 1.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,264,568	$6,153,499	$(4,455,084)	$ —	$ —	$2,962,983	$97,839	2,962,983
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$221,985,642*	$ —	$ —	$221,985,642
Short-Term Investments	2,962,983	—	—	2,962,983
Total Investments	$224,948,625	$ —	$ —	$224,948,625
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.
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